Digital Assets, Digital Assets Loaned, and Digital Assets Staked (Details)	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2025 CAD ($)	Dec. 31, 2024 CAD ($)
Digital Assets, Digital Assets Loaned, and Digital Assets Staked [Line items]
Fair value of digital assets	$ 6,100,598		$ 515,586,931	$ 555,838,900
Fair value of loan payable (in Dollars)	$ 6,100,598	$ 6,100,598
Credit loss percentage	75.00%		75.00%
Credit loss (in Dollars)	$ 4,478,675
Number of coins on loan		365.448
Debt expense (in Dollars)	$ 248,000
Digital assets loaned [Member]
Digital Assets, Digital Assets Loaned, and Digital Assets Staked [Line items]
Credit loss percentage	1.00%		1.00%
Counterparty E [Member]
Digital Assets, Digital Assets Loaned, and Digital Assets Staked [Line items]
Fair value of digital assets	$ 1,492,892	$ 7,007,055
Number of coins on loan	67.9793	365.448
Bottom of range [member]
Digital Assets, Digital Assets Loaned, and Digital Assets Staked [Line items]
Borrowers annual rates percentage	1.24%	2.95%	1.24%	2.95%
Bottom of range [member] | Digital assets loaned [Member]
Digital Assets, Digital Assets Loaned, and Digital Assets Staked [Line items]
Borrowers annual rates percentage	1.98%	3.25%	1.98%	3.25%
Top of range [member]
Digital Assets, Digital Assets Loaned, and Digital Assets Staked [Line items]
Borrowers annual rates percentage	14.93%	9.70%	14.93%	9.70%
Top of range [member] | Digital assets loaned [Member]
Digital Assets, Digital Assets Loaned, and Digital Assets Staked [Line items]
Borrowers annual rates percentage	12.00%	5.50%	12.00%	5.50%